Label	Element	Value
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Venerable Strategic Bond Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Venerable Strategic Bond Fund (the "Fund") seeks to maximize total return while investing to obtain the average duration specified below.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract"), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Fund's expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 06, 2026
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the example were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's fee waivers and reimbursement obligations only for the term of the fee waivers and reimbursement obligations. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	122.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in debt and fixed income securities.

The Adviser has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

Although the Fund may invest in debt and fixed income securities of any maturity, under normal market circumstances, the target dollar-weighted average effective duration for the Fund is expected to range within 20% of the average duration of the domestic bond market as a whole as estimated by FT based on the Bloomberg US Aggregate Bond Index. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).

The Fund presently intends to limit its investments to U.S. dollar denominated securities and currently anticipates that it will generally only purchase debt securities rated, at the time of purchase, at least Baa3 by Moody's Investors Service or BBB- by S&P Global Ratings, or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated (as determined by the sub-adviser). These securities are known as "investment grade securities." The Fund may invest in securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality. The Fund may invest up to 25% of its total assets in the securities of non-U.S. issuers and may invest a substantial portion of its assets in mortgage-backed and asset-backed securities. The Fund may purchase loans and other direct indebtedness, including bank loans (also called "leveraged loans"). The Fund may acquire securities on a "when-issued," "delayed delivery" or "to-be-announced" basis. These transactions are arrangements under which the Fund buys securities that have been authorized but not yet issued, with payment for and delivery of the security scheduled for a future time.

The Fund may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include futures, options and swaps. Derivatives that provide exposure to debt and fixed income securities or to one or more market risk factors associated with such securities may be used to satisfy the Fund's policy to invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in debt and fixed income securities. In particular, the Fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), credit default swap indices, options (including options on credit default swaps) and futures contracts. Other instruments may also be used from time to time. The Fund's investments in derivative instruments and other investments which provide exposure to the investment focus indicated in the fund's 80% policy or provide exposure to one or more market risk factors associated with the investment focus indicated in the fund's name, are included in the fund's 80% policy.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in debt and fixed income securities.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for 1 year and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for 1 year and since the Fund's inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Venerable Strategic Bond Fund – Class V
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best Quarter: 2.57% 1st quarter 2025 Worst Quarter: 0.92% 4th quarter 2025
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Mar. 31, 2025
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	2.57%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Dec. 31, 2025
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	0.92%
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock	This table compares the Fund's average annual total returns to those of a broad-based securities market index.
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Fixed Income Securities Risk. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund's investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Financial Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Active Management Risk. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as expected. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that the Fund's advisers will effectively assess the Fund's portfolio characteristics, and it is possible that its judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund characteristics, including risk, may be ineffective and/or cause the Fund to underperform.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | When-Issued, Delayed Delivery And To-Be-Announced" Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  When-Issued, Delayed Delivery and "To-Be-Announced" Securities Risk. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | U.S. and Non-U.S. Corporate Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Mortgage-Backed Securities Risk. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Asset Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Asset-Backed Securities Risk. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Loans and Other Direct Indebtedness Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Loans and Other Direct Indebtedness Risk. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Non-U.S. Debt Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Non-U.S. Debt Risk. The value of an investment in non-U.S. debt, even when U.S. dollar denominated, may be affected by political, economic or social conditions. Non-U.S. debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Government Issued or Guaranteed Securities [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Government Issued or Guaranteed Securities, U.S. Government Securities Risk. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Impact of Large Redemptions (Including Possible Fund Liquidation) Risk. The Fund is used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Class V
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.89%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	275
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	484
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,088
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.59%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 738
Venerable Strategic Bond Fund | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.34%
Venerable Strategic Bond Fund | Class V
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	6.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.21%
Performance Inception Date	oef_PerfInceptionDate	Sep. 04, 2024
Venerable Strategic Bond Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.09%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.48%
Performance Inception Date	oef_PerfInceptionDate	Sep. 04, 2024

[1]	Until September 6, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.80% for Class V shares and 0.60% for Class I shares. These contractual obligations automatically renew for an additional one-year period beginning on September 6, 2026 unless terminated or modified in accordance with their terms. Termination or modification of these obligations prior to September 6, 2026, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[2]	The return differs from the performance reported in the Financial Highlights as the return in the table is calculated in a manner consistent with standardized performance in accordance with SEC rules.